FAIR VALUE MEASUREMENT (Details 2)	1 Months Ended						9 Months Ended			12 Months Ended
	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Nov. 30, 2010 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)
eHi
Roll forward of Level 3 investment
Investment in shares							$ (113,000,000)	¥ (717,000,000)
eHi | Ordinary shares
Roll forward of Level 3 investment
Investment in shares | $				$ (107,000,000)
LY.com
Roll forward of Level 3 investment
Investment in shares			¥ (1,400,000,000)
Travel agency focusing on teenager market | Ordinary shares
Roll forward of Level 3 investment
Investment in shares		¥ (81,000,000)
Big-data service company
Roll forward of Level 3 investment
Investment in shares | $	$ (10,000,000)
Easy Go
Roll forward of Level 3 investment
Investment in shares							(101,000,000)	(643,000,000)
Easy Go | Series B Preferred Shares
Roll forward of Level 3 investment
Investment in shares | $				$ (53,000,000)
Happy City
Roll forward of Level 3 investment
Investment in shares | $					$ (6,000,000)
Dining Secretary
Roll forward of Level 3 investment
Investment in shares | $						$ (10,000,000)
Available-for-sale securities. | LY.com | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance								1,547,844,523
Change in fair value of investment								705,318,862
Fair value of Level 3 investment, ending balance							354,516,235	2,253,163,385	¥ 1,414,285,714	¥ 1,547,844,523
Available-for-sale securities. | LY.com | Unobservable inputs (Level 3) | Ordinary shares
Roll forward of Level 3 investment
Investment in shares										(1,414,285,714)
Available-for-sale securities. | Travel agency focusing on teenager market | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance								81,000,000
Investment in shares									(81,000,000)
Fair value of Level 3 investment, ending balance							12,744,666	81,000,000	81,000,000	81,000,000
Available-for-sale securities. | Big-data service company | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance								62,046,000
Effect of exchange rate change								1,510,000	(45,000)
Fair value of Level 3 investment, ending balance							10,000,000	63,556,000	61,380,000	62,046,000
Available-for-sale securities. | Big-data service company | Unobservable inputs (Level 3) | Series B Preferred Shares
Roll forward of Level 3 investment
Investment in shares									(61,425,000)
Available-for-sale securities. | Easy Go | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance								627,905,501	143,904,165	143,904,165
Effect of exchange rate change								15,281,200	(799,480)
Change in fair value of investment									293,683,897
Fair value of Level 3 investment, ending balance							101,199,997	643,186,701	621,165,582	627,905,501
Available-for-sale securities. | Easy Go | Unobservable inputs (Level 3) | Series B Preferred Shares
Roll forward of Level 3 investment
Investment in shares									(184,377,000)
Available-for-sale securities. | Happy City | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance								35,422,061	37,358,327	37,358,327
Effect of exchange rate change								906,000	112,200
Fair value of Level 3 investment, ending balance							5,715,914	36,328,061	37,470,527	35,422,061
Available-for-sale securities. | Dining Secretary | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance								29,046,000	56,242,365	56,242,365
Effect of exchange rate change								1,510,000	843,000
Fair value of Level 3 investment, ending balance							4,807,729	30,556,000	¥ 57,085,365	¥ 29,046,000
Available-for-sale securities. | Tujia | Unobservable inputs (Level 3)
Roll forward of Level 3 investment
Investment in shares								(2,784,302,479)
Fair value of Level 3 investment, ending balance							$ 438,086,487	¥ 2,784,302,479